LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Summary of Long-Term Debt Instruments
Long-term debt consists of the following at:

	December 31,
	2023	2022
HUD-insured mortgage loans	$166,181	$79,031
Other mortgage loans and promissory notes	48,829	277,201
Less: current maturities	(16,822)	(61,363)
Less: deferred financing fees, net	(2,480)	(3,348)
Total	$195,708	$291,521
Long-term debt consists of the following at:

	June 30, 2024	December 31, 2023
HUD-insured mortgage loans	$199,404	$166,181
Other mortgage loans and promissory notes	46,021	48,829
Less: current maturities	(15,745)	(16,822)
Less: deferred financing fees, net	(2,573)	(2,480)
Total	$227,107	$195,708